Consolidated Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Loss for the year		$ (43.5)	$ (728.3)	$ (316.5)
ADJUSTMENT TO NET INCOME FOR ITEMS NOT AFFECTING CASH
Depreciation of property plant and equipment		122.0	163.6	113.8
Realization of government grants		(3.0)	(4.6)	(2.1)
Amortization of intangible assets		86.6	128.5	95.9
Realization of contribution from suppliers		(10.1)	(8.3)	(22.4)
Loss for inventory obsolescence		(55.7)	16.6	20.5
Adjustment to market value, inventory, property plant and equipment and intangible		(20.3)	4.2	102.3
Adjustment to market value - Financial investments		(39.1)	4.1
Expect credit losses (reversal) and receivables written-off		(13.0)	37.4	(3.1)
Losses on fixed assets disposal		31.6	15.2	28.6
Deferred income tax and social contribution		38.4	104.7	33.2
Accrued interest		20.1	24.6	1.5
Interest on marketable securities, net		(2.4)	(0.4)	(30.9)
Equity in associates gains and losses		(1.1)	(2.7)	0.2
Foreign exchange gain (loss), net		(21.4)	77.1	(10.3)
Mark to market of the residual value guarantees		(51.5)	(9.7)	4.2
Other provisions		32.3	23.6	20.4
Other		(1.5)	(3.2)	(3.9)
CHANGES IN ASSETS
Financial investments		(41.7)	(513.0)	507.8
Derivative financial instruments		5.4	(2.1)	4.0
Collateralized accounts receivable and accounts receivable		13.9	42.6	205.3
Contract assets		(119.3)	33.9	(152.3)
Customer and commercial financing		11.4	(38.4)	1.1
Inventories		474.4	(34.6)	147.3
Guarantee deposits		(1.4)	(0.7)	348.6
Other assets		(38.9)	(72.5)	13.2
CHANGES IN LIABILITIES
Trade accounts payable		(10.0)	(314.0)	(44.6)
Trade accounts payable - Supplier finance		14.7
Non-recourse and recourse debt		(4.0)	(3.8)	(323.7)
Other payables		(35.1)	(48.7)	(28.7)
Contribution from suppliers			0.0	4.5
Contract liabilities		216.8	(134.5)	200.6
Taxes and payroll charges payable		1.9	(38.2)	2.6
Financial guarantees		(55.0)	(5.4)	(16.0)
Unearned income		13.8	(3.2)	(7.3)
NET CASH GENERATED (USED) IN OPERATING ACTIVITIES		515.3	(1,290.2)	893.8
INVESTING ACTIVITIES
Acquisition of property, plant and equipment		(101.7)	(102.3)	(284.5)
Proceeds from sale of property, plant and equipment		3.6	10.7	0.1
Additions to intangible assets		(166.5)	(121.4)	(283.3)
Additions investments in subsidiaries and affiliates		(0.8)	(1.8)	(2.5)
Acquisition of subsidiary, net of cash acquired		0.0	(4.1)
Acquisition of non controlling interest		(3.8)
Financial investments		135.9	113.1	977.8
Dividends received		1.7	0.5	0.1
NET CASH GENERATED (USED) IN INVESTING ACTIVITIES		(131.6)	(105.3)	407.7
FINANCING ACTIVITIES
Proceeds from borrowings		60.4	2,079.1	400.5
Repayment of borrowings		(478.2)	(1,061.8)	(645.9)
Dividends and interest on own capital			0.0	(2.0)
Proceeds from stock options exercised		0.0	0.4	2.2
Repurchases of common shares		(2.5)
Lease payments		(10.3)	(9.0)	(11.8)
NET CASH GENERATED (USED) IN FINANCING ACTIVITIES		(430.6)	1,008.7	(257.0)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(46.9)	(386.8)	1,044.5
Effects of exchange rate changes on cash and cash equivalents		2.4	(37.8)	(17.7)
Cash and cash equivalents at the beginning of the period		1,883.1	2,307.7	1,280.9
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD		1,838.6	1,883.1	2,307.7
Included in cash and cash equivalents per the statements of financial position	[1]	1,818.3	$ 1,883.1	$ 2,307.7
Included in assets held for sale - Commercial Aviation business unit		$ 20.3

[1]	Cash and cash equivalents excludes bank overdrafts of US$ 1.5 as of March 31, 2020.